Income tax	12 Months Ended
Dec. 31, 2014
Income tax [Abstract]
Income tax
16.	Income tax

(i)	Cayman

Under the current tax laws of the Cayman, the Company and its subsidiaries are not subject to tax on income or capital gains. Upon payment of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

(ii)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profits for each of the years ended December 31, 2012, 2013 and 2014. No Hong Kong profits tax has been provided for as the Group has no assessable profit arising in Hong Kong.

(iii)	PRC Corporate Income Tax (“CIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits, based on the existing legislation, interpretations and practices in respect thereof, unless preferential tax treatment was granted.

Shenzhen iDreamSky was approved as a newly established software enterprise in June 2013, and according to tax regulations and other relevant rules, Shenzhen iDreamSky can be exempted from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. Shenzhen iDreamSky has already obtained the relevant approval from relevant tax bureau in 2014 and its first profit making year is 2013. In addition, Shenzhen iDreamSky was approved as a high and new technology enterprise in October 2013, and it is subject to a reduced preferential CIT rate of 15% for 3-year period from 2013 to 2015 according to the applicable tax preference in relating to the High and New Technology Enterprise.

WFOE 2 was established in Qianhai, Bonded Zone of Shenzhen in October 2014, which was subject to an applicable tax rate of 15%, as it meet the requirement set out by local authorities for the preferential tax rate.

(iv)	PRC withholding tax (“WHT”)

According to the applicable PRC tax regulations, dividends distributed by a company established in the PRC to a foreign investor with respect to profits derived after January 1, 2008 are generally subject to a 10% WHT. If a foreign investor incorporated in Hong Kong meets the conditions and requirements under the double taxation treaty arrangement entered into between the PRC and Hong Kong, the relevant WTH tax rate will be reduced from 10% to 5%.

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Current income tax expense/(benefit)	—	7,436	(1,457)
Deferred income tax (benefit)/expense	—	(1,262)	28,267
Income tax expense for the year	—	6,174	26,810

The reconciliation of total tax expense computed by applying the statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2012	2013	2014

PRC statutory income tax rate	25%	25%	25%
Effect of expenses not deductible for tax purpose	—	—	459%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky	—	—	(469%)
Effect of outside basis difference arising from the Company's VIEs and subsidiaries in the PRC	—	—	267%
Effects of change in valuation allowance	(25%)	(7%)	(17%)
Effective income tax rate	—	18%	265%

Composition of deferred tax assets and liabilities is as follows

	As of December 31,
	2013	2014
	RMB'000	RMB'000
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes (i)	1,262	—
Total current deferred tax assets, net	1,262	—

Deferred tax assets, non-current
Tax loss carried forward	1,190	728
Valuation allowance	(1,190)	(728)
Total non-current deferred tax assets, net	—	—

Deferred tax liabilities, non-current
Outside basis difference (ii)	—	(27,005)
Total deferred tax liabilities	—	(27,005)

(i)
Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it can be exempted from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky 2013 and 2014 tax rates were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014.

(ii)
As of December 31, 2013, VIEs and their subsidiaries were still in a position of accumulated loss and no relevant deferred tax liabilities for outside basis difference was recognized. As of December 31, 2014, the deferred tax liabilities were provided on the aggregated retained earnings and reserves of the VIEs and their subsidiaries amounted to RMB180,034,000 that are expected to be recovered by other affiliates of the Group in the future periods.

Movement in valuation allowance is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	1,303	2,435	1,190
Additions	1,132	1,023	135
Reversal	—	(2,268)	(597)
Ending balance	2,435	1,190	728

The Group operates through multiple subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIE on an individual basis. As of December 31, 2013 and 2014, for other companies of the Group, which are still in loss position, the Group provided full valuation allowance against their deferred income tax. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

In 2013 and 2014, certain companies within the Group recorded a net profit and offset the previously tax loss, the relevant deferred tax assets caused by tax loss of these companies decreased accordingly in 2013 and 2014. In addition, in 2013, Shenzhen iDreamSky was approved as newly established software enterprise in June 2013 and can be exempted from CIT for two years from the first profitable year after offsetting tax losses generated from prior years, the CIT rate of Shenzhen iDreamSky for the year of recovery of the tax loss will be zero. Therefore, the amount of deferred tax assets of Shenzhen iDreamSky caused by tax loss was zero as of 31 December 2013. As a result of above, the allowance of the relevant deferred tax assets was reversed in 2013 and 2014.

As of December 31, 2014, the Group had tax loss carry forwards of approximately RMB2,910,000, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will begin to expire as follows:

Year	RMB'000
2017	671
2018	1,699
2019	540

2,910

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities Shenzhen erred income tax than the present which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities' tax years from 2010 to 2014 remain subject to examination by the tax authorities.

For the years ended December 31, 2014, almost all the pre-tax income were earned in the PRC.